Trade and other receivables - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [line items]
Trade receivables, net of loss allowance	£ 5,905	£ 5,452
Receivables from taxes other than income tax	565	492
Royalties receivable	226	188
Receivables due from collaboration partners	0	263
Total trade and other receivables	7,385	7,053
Other receivables	1,045	1,226
Total financial assets	12,869	15,734
Charge for the year	(11)	(35)
Trade and other receivables
Disclosure of trade and other receivables [line items]
Expected credit loss allowance on trade receivables credit impaired	8	26
Trade and other receivables | Financial assets at fair value through profit or loss, mandatory measured at fair value, category
Disclosure of trade and other receivables [line items]
Total financial assets	0	0
Other receivable
Disclosure of trade and other receivables [line items]
Total financial assets	408	683
Financial assets with no charge reported in profit or loss	3	6
Charge for the year	3	0
Financial instruments credit-impaired | Trade and other receivables
Disclosure of trade and other receivables [line items]
Total trade and other receivables	£ 10	58
Associates and joint ventures
Disclosure of trade and other receivables [line items]
Trade receivables, net of loss allowance		0
Other receivables		£ 0